Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Loss) per share (Details) - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Denominator:
Basic (shares)		50,763,844	50,763,844	0	0
Weighted-average shares for diluted loss per share (shares)		50,763,844	50,763,844	0	0
Basic net income (loss) per ordinary share		$ (0.51)	$ (0.51)	$ 0	$ 0
Diluted net income (loss) per ordinary share		$ (0.51)	$ (0.51)	$ 0.00	$ 0.00
SPRING VALLEY ACQUISITION CORP | Common Class A [Member]
Numerator:
Allocation of net income (loss)	$ (6,978,778)			$ 2,562,198
Denominator:
Basic (shares)	6,052,632			23,000,000
Weighted-average shares for diluted loss per share (shares)	6,052,632			23,000,000
Basic net income (loss) per ordinary share	$ (1.15)			$ 0.11
Diluted net income (loss) per ordinary share	$ (1.15)			$ 0.11
SPRING VALLEY ACQUISITION CORP | Common Class B [Member]
Numerator:
Allocation of net income (loss)	$ (5,992,646)			$ 640,550
Denominator:
Basic (shares)	5,197,368			5,750,000
Weighted-average shares for diluted loss per share (shares)	5,197,368			5,750,000
Basic net income (loss) per ordinary share	$ (1.15)			$ 0.11
Diluted net income (loss) per ordinary share	$ (1.15)			$ 0.11